	UNION STREET PARTNERS VALUE FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
		Shares	Value
96.61%	COMMON STOCKS
13.72%	COMMUNICATION SERVICES
	Meta Platforms, Inc.	10,600	$7,823,754
	The Walt Disney Co.	25,000	3,100,250
			10,924,004
11.13%	CONSUMER DISCRETIONARY
	Home Depot, Inc.	5,750	2,108,180
	LVMH Moët Hennessy Louis Vuitton SE	15,000	1,575,900
	NIKE, Inc.	37,500	2,664,000
	Starbucks Corp.	27,500	2,519,825
			8,867,905
10.32%	CONSUMER STAPLES
	Diageo plc ADR	27,050	2,727,722
	Dollar Tree, Inc.(A)	43,850	4,342,904
	Target Corp.	11,600	1,144,340
			8,214,966
7.96%	ENERGY
	Chevron Corp.	14,000	2,004,660
	Exxon Mobil Corp.	24,700	2,662,660
	Schlumberger Ltd.	49,500	1,673,100
			6,340,420
16.01%	FINANCIALS
	Bank of America Corp.	52,350	2,477,202
	Goldman Sachs Group, Inc.	5,300	3,751,075
	JPMorgan Chase & Co.	22,500	6,522,975
			12,751,252
6.11%	HEALTH CARE
	Johnson & Johnson	14,500	2,214,875
	Merck & Company, Inc.	19,135	1,514,727
	UnitedHealth Group, Inc.	3,640	1,135,571
			4,865,173
	UNION STREET PARTNERS VALUE FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
		Shares	Value
7.19%	INDUSTRIALS
	The Boeing Co(A)	14,200	$2,975,326
	FedEx Corp.	12,100	2,750,451
			5,725,777
18.06%	INFORMATION TECHNOLOGY
	Apple, Inc.	26,325	5,401,100
	Intel Corp.(A)	61,300	1,373,120
	Microsoft Corp.	15,300	7,610,373
			14,384,593
3.41%	REAL ESTATE
	Simon Property Group, Inc. REIT	16,900	2,716,844
2.70%	UTILITIES
	PG&E Corp.	154,295	2,150,872
96.61%	TOTAL COMMON STOCKS		76,941,806
3.29%	MONEY MARKET FUND
	Fidelity Government Portfolio 4.230%(B)	2,621,204	2,621,204
99.90%	TOTAL INVESTMENTS	79,563,010
0.10%	Other assets, net of liabilities	77,577
100.00%	NET ASSETS	$79,640,587

(A)Non-income producing

(B)Effective 7 day yield as of June 30,2025

ADR - Security represented is held by the custodian in the form of American Depositary Receipts. REIT - Real Estate Investment Trust

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of June 30, 2025:
Level 1		Level 2	Level 3
		Other	Significant
		Significant	Unobservable
Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCKS	76,941,806			76,941,806
MONEY MARKET FUND	2,621,204			2,621,204
TOTAL INVESTMENTS	79,563,010	-	-	$79,563,010

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $39,569,293, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$41,086,782
Gross unrealized depreciation	(1,093,065)
Net unrealized appreciation	$39,993,717